Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Allowance recognized in digital assets
Change in fair value of underlying digital assets	6,500	3,200
Goodwill	35,818		$ 35,818
Impairment charges
Contract assets
Contract liabilities	115,200		$ 127,600
Revenue recognized	16,000	14,600
Adverting expenses	$ 3,200	$ 900